UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Evelyn Dilsaver
Schwab Annuity Portfolios
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2006

Item 1: Report(s) to Shareholders.

Large Blend
Schwab S&P 500 Index Portfolio
Large-Cap Annual report for the year ended December 31, 2006

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities is responsible for the overall management of the portfolio.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.79%	S&P 500® Index: measures U.S. large-cap stocks

18.37%	Russell 2000® Index: measures U.S. small-cap stocks

26.34%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.33%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

4.80%	Three-Month U.S. Treasury Bills (T-Bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Schwab S&P 500 Index Portfolio 1

The Investment Environment continued

2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the day-to-day co-management of the portfolio.

Tom Brown, (left) associate
portfolio manager, is responsible for the day-to-day co-management of the portfolio.

The Schwab S&P 500 Index Portfolio was up 15.60%, trailing its benchmark, the S&P 500 Index, which returned 15.79% for the report period. Bear in mind that indices are unmanaged and, unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. Because of the strong performance of the markets in 2006, all sectors experienced positive returns. Overall, the Telecommunication Services and Energy sectors experienced the highest returns during the period. Stocks that performed well included such names as Exxon Mobil Corporation, Chevron Corporation, and AT&T, Inc. Sectors that trailed, yet still turned in positive performance, included Information Technology and Health Care. Positions in Intel Corporation, Boston Scientific Corp., and United Health Group, Inc. detracted from overall performance.

As of 12/31/06:

 Style Assessment1

 Statistics

Number of Holdings	503

Weighted Average Market Cap ($ x 1,000,000)	$100,693

Price/Earnings Ratio (P/E)	17.73

Price/Book Ratio (P/B)	2.87

Portfolio Turnover Rate	3

 Sector Weightings % of Investments

Financials	22.2%

Information Technology	14.8%

Health Care	12.1%

Industrials	10.9%

Consumer Discretionary	10.9%

Energy	9.8%

Consumer Staples	9.2%

Telecommunication Services	3.6%

Utilities	3.5%

Materials	3.0%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.5%

General Electric Co.	3.0%

Citigroup, Inc.	2.1%

Microsoft Corp.	2.0%

Bank of America Corp.	1.9%

Procter & Gamble Co.	1.6%

Johnson & Johnson	1.5%

Pfizer, Inc.	1.5%

American International Group, Inc.	1.4%

Altria Group, Inc.	1.4%

Total	19.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 12/31/06, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

Schwab S&P 500 Index Portfolio

Performance Summary as of 12/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	15.60%	5.89%	8.04%
Benchmark: S&P 500® Index	15.79%	6.19%	8.42%
Fund Category: Morningstar Large-Cap Blend	12.79%	4.70%	6.14%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

3Source for category information: Morningstar, Inc.

4 Schwab S&P 500 Index Portfolio

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab S&P 500 Index Portfolio
Actual Return	0.28%	$1,000	$1,126.10	$1.50
Hypothetical 5% Return	0.28%	$1,000	$1,023.79	$1.43

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	18.09	17.56	16.06	12.66	16.54

Income from investment operations:
Net investment income	0.34	0.31	0.29	0.17	0.19
Net realized and unrealized gains or losses	2.48	0.53	1.40	3.40	(3.90)

Total income or loss from investment operations	2.82	0.84	1.69	3.57	(3.71)
Less distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.19)	(0.17)	(0.17)

Net asset value at end of period	20.60	18.09	17.56	16.06	12.66

Total return (%)	15.60	4.75	10.53	28.22	(22.43)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	0.27	0.28	0.28	0.28
Gross operating expenses	0.31	0.30	0.31	0.32	0.35
Net investment income	1.67	1.59	1.75	1.50	1.33
Portfolio turnover rate	3	4	4	2	11
Net assets, end of period ($ x 1,000,000)	167	157	162	146	98

6 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.9%		Common Stock	110,204	164,724
0.9%		Short-Term Investment	1,479	1,479
	—%	U.S. Government Security	68	68

99.8%		Total Investments	111,751	166,271
3.0%		Collateral Invested for Securities on Loan	5,021	5,021
(2	.8)%	Other Assets and Liabilities		(4,700)

100.0%		Net Assets		166,592

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.5%

Ford Motor Co. (b)	24,211	182
General Motors Corp.	6,276	193
Harley-Davidson, Inc.	3,456	243
Johnson Controls, Inc.	2,500	215
The Goodyear Tire & Rubber Co. *	2,500	52

		885

Banks 7.4%

Bank of America Corp.	58,500	3,123
BB&T Corp.	6,870	302
Comerica, Inc.	2,330	137
Commerce Bancorp, Inc. (b)	2,300	81
Compass Bancshares, Inc. (b)	1,610	96
Countrywide Financial Corp.	8,000	340
Fannie Mae	12,540	745
Fifth Third Bancorp	7,405	303
First Horizon National Corp.	1,400	58
Freddie Mac	9,010	612
Huntington Bancshares, Inc. (b)	3,256	77
KeyCorp	5,400	205
M&T Bank Corp.	1,071	131
Marshall & Ilsley Corp.	2,738	132
MGIC Investment Corp.	733	46
National City Corp.	8,100	296
PNC Financial Services Group, Inc.	3,770	279
Regions Financial Corp. (b)	9,677	362
Sovereign Bancorp, Inc.	3,605	91
SunTrust Banks, Inc.	4,800	405
Synovus Financial Corp.	4,300	133
U.S. Bancorp	22,899	829
Wachovia Corp.	24,056	1,370
Washington Mutual, Inc.	12,345	562
Wells Fargo & Co.	43,057	1,531
Zions Bancorp	1,408	116

		12,362

Capital Goods 8.6%

3M Co.	9,840	767
American Power Conversion Corp.	2,025	62
American Standard Cos., Inc.	2,400	110
Caterpillar, Inc.	8,680	532
Cooper Industries Ltd., Class A	1,300	118
Cummins, Inc.	600	71
Danaher Corp.	3,126	226
Deere & Co.	2,900	276
Dover Corp.	2,800	137
Eaton Corp.	1,740	131
Emerson Electric Co.	10,760	474
Fluor Corp.	1,100	90
General Dynamics Corp.	5,230	389
General Electric Co. (c)	133,277	4,959
Goodrich Corp.	1,660	76
Honeywell International, Inc.	11,037	499
Illinois Tool Works, Inc.	5,344	247
Ingersoll-Rand Co., Ltd., Class A	4,400	172
ITT Corp.	2,480	141
L-3 Communications Holdings, Inc.	1,500	123
Lockheed Martin Corp.	4,690	432
Masco Corp. (b)	5,010	150
Northrop Grumman Corp.	4,534	307
PACCAR, Inc.	2,796	181
Pall Corp.	1,400	48
Parker Hannifin Corp.	1,650	127
Raytheon Co.	5,830	308
Rockwell Automation, Inc.	2,350	143
Rockwell Collins, Inc.	2,200	139
Terex Corp. *	1,300	84
Textron, Inc.	1,700	159
The Boeing Co.	10,396	924
Tyco International Ltd.	26,378	802
United Technologies Corp.	13,199	825
W.W. Grainger, Inc.	800	56

		14,285

Commercial Services & Supplies 0.6%

Allied Waste Industries, Inc. *	525	6
Avery Dennison Corp.	1,300	88
Cintas Corp.	1,157	46
Equifax, Inc.	2,000	81
H&R Block, Inc. (b)	4,199	97
Monster Worldwide, Inc. *	1,704	79
Pitney Bowes, Inc.	3,000	139
R.R. Donnelley & Sons Co. (b)	2,960	105
Robert Half International, Inc.	1,550	58
Waste Management, Inc.	7,356	271

		970

See financial notes 7

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Consumer Durables & Apparel 1.1%

Brunswick Corp.	1,200	38
Centex Corp.	1,400	79
Coach, Inc. *	5,099	219
D.R. Horton, Inc.	2,500	66
Eastman Kodak Co. (b)	3,155	81
Fortune Brands, Inc. (b)	1,607	137
Harman International Industries, Inc.	800	80
Hasbro, Inc.	2,525	69
Jones Apparel Group, Inc.	1,500	50
KB Home	960	49
Leggett & Platt, Inc.	2,300	55
Lennar Corp., Class A	1,600	84
Liz Claiborne, Inc.	997	43
Mattel, Inc.	5,299	120
Newell Rubbermaid Inc.	3,924	114
Nike, Inc., Class B	2,460	244
Pulte Homes, Inc.	2,000	66
Snap-On, Inc.	800	38
The Black & Decker Corp. (b)	1,010	81
The Stanley Works	391	20
VF Corp.	1,110	91
Whirlpool Corp.	1,033	86

		1,910

Consumer Services 1.8%

Apollo Group, Inc., Class A *	1,327	52
Carnival Corp.	5,222	256
Darden Restaurants, Inc.	1,590	64
Harrah’s Entertainment, Inc.	2,200	182
Hilton Hotels Corp. (b)	4,010	140
International Game Technology	4,700	217
Marriott International, Inc., Class A	4,312	206
McDonald’s Corp.	16,299	723
Starbucks Corp. *	10,119	358
Starwood Hotels & Resorts Worldwide, Inc.	2,900	181
Wendy’s International, Inc.	1,300	43
Western Union Co.	9,959	223
Wyndham Worldwide Corp. *	2,580	83
YUM! Brands, Inc.	3,700	217

		2,945

Diversified Financials 8.6%

American Express Co.	15,869	963
Ameriprise Financial, Inc.	3,278	179
Capital One Financial Corp.	5,180	398
Chicago Mercantile Exchange Holdings, Inc., Class A	400	204
CIT Group, Inc.	2,600	145
Citigroup, Inc. (c)	63,781	3,553
E*TRADE Financial Corp. *	5,160	116
Federated Investors, Inc., Class B	1,100	37
Franklin Resources, Inc.	2,100	231
Janus Capital Group, Inc.	1,941	42
JPMorgan Chase & Co.	44,700	2,159
Legg Mason, Inc.	1,500	142
Lehman Brothers Holdings, Inc.	7,000	547
Mellon Financial Corp.	5,600	236
Merrill Lynch & Co., Inc.	11,680	1,087
Moody’s Corp.	3,180	220
Morgan Stanley	13,780	1,122
Northern Trust Corp.	2,470	150
SLM Corp.	5,200	254
State Street Corp.	4,500	303
T. Rowe Price Group, Inc.	3,400	149
The Bank of New York Co., Inc.	10,300	405
The Bear Stearns Cos., Inc.	1,512	246
The Charles Schwab Corp. (a)	14,146	274
The Goldman Sachs Group, Inc.	5,607	1,118

		14,280

Energy 9.7%

Anadarko Petroleum Corp.	6,094	265
Apache Corp.	4,008	267
Baker Hughes, Inc.	4,400	328
BJ Services Co.	3,800	111
Chesapeake Energy Corp. (b)	4,800	139
ChevronTexaco Corp.	28,515	2,097
ConocoPhillips	21,351	1,536
CONSOL Energy, Inc.	2,300	74
Devon Energy Corp.	5,663	380
El Paso Corp.	9,041	138
EOG Resources, Inc.	3,214	201
Exxon Mobil Corp. (c)	75,517	5,787
Halliburton Co.	13,420	417
Hess Corp. (b)	3,410	169
Kinder Morgan, Inc.	1,350	143
Marathon Oil Corp.	4,832	447
Murphy Oil Corp.	2,332	119
Nabors Industries Ltd. *	4,000	119
National-Oilwell Varco, Inc. *	1,893	116
Noble Corp.	1,600	122
Occidental Petroleum Corp.	11,000	537
Peabody Energy Corp.	3,300	133
Rowan Cos., Inc.	1,200	40
Schlumberger Ltd.	15,340	969
Smith International, Inc.	2,500	103
Sunoco, Inc.	1,740	108
Transocean, Inc. *	4,033	326
Valero Energy Corp.	7,860	402
Weatherford International Ltd. *	4,280	179
Williams Cos., Inc.	7,600	199
XTO Energy, Inc.	4,229	199

		16,170

Food & Staples Retailing 2.2%

Costco Wholesale Corp.	6,100	323
CVS Corp.	10,600	328
Safeway, Inc.	6,200	214
Supervalu, Inc.	2,435	87
Sysco Corp.	7,700	283
The Kroger Co.	9,400	217
Wal-Mart Stores, Inc.	31,929	1,475
Walgreen Co.	12,974	595
Whole Foods Market, Inc.	1,800	84

		3,606

8 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 4.7%

Altria Group, Inc.	26,863	2,305
Anheuser-Busch Cos., Inc.	9,783	481
Archer-Daniels-Midland Co.	8,700	278
Brown-Forman Corp., Class B	1,204	80
Campbell Soup Co.	2,300	89
Coca-Cola Enterprises, Inc.	4,000	82
ConAgra Foods, Inc.	6,770	183
Constellation Brands, Inc., Class A *	2,300	67
Dean Foods Co. *	1,700	72
General Mills, Inc.	4,579	264
H.J. Heinz Co.	4,510	203
Kellogg Co.	3,400	170
McCormick & Co., Inc.	1,700	66
Molson Coors Brewing Co., Class B (b)	339	26
PepsiCo, Inc.	21,439	1,341
Reynolds American, Inc.	2,156	141
Sara Lee Corp.	10,600	180
The Coca-Cola Co.	26,361	1,272
The Hershey Co.	2,244	112
The Pepsi Bottling Group, Inc.	1,902	59
Tyson Foods, Inc., Class A	1,186	19
UST, Inc.	2,200	128
Wm. Wrigley Jr. Co., Class A	2,411	125

		7,743

Health Care Equipment & Services 4.0%

Aetna, Inc.	6,840	295
AmerisourceBergen Corp.	2,720	122
Bausch & Lomb, Inc.	800	42
Baxter International, Inc.	8,690	403
Becton Dickinson & Co.	3,300	231
Biomet, Inc.	2,507	103
Boston Scientific Corp. *	15,089	259
C.R. Bard, Inc.	1,320	110
Cardinal Health, Inc.	5,374	346
Caremark Rx, Inc.	5,692	325
CIGNA Corp.	1,560	205
Coventry Health Care, Inc. *	2,050	103
Express Scripts, Inc. *	1,772	127
Health Management Associates, Inc., Class A	1,870	39
Hospira, Inc. *	2,100	71
Humana Inc. *	2,100	116
IMS Health, Inc.	2,600	71
Laboratory Corp. of America Holdings *	1,504	111
Manor Care, Inc.	387	18
McKesson Corp.	3,956	201
Medco Health Solutions, Inc. *	3,888	208
Medtronic, Inc.	15,208	814
Patterson Cos., Inc. *	980	35
Quest Diagnostics, Inc.	2,260	120
St. Jude Medical, Inc. *	4,204	154
Stryker Corp.	3,900	215
Tenet Healthcare Corp. *	6,500	45
UnitedHealth Group, Inc.	17,629	947
WellPoint, Inc. *	8,136	640
Zimmer Holdings, Inc. *	3,184	250

		6,726

Household & Personal Products 2.3%

Alberto-Culver Co.	1,000	21
Avon Products, Inc.	5,116	169
Clorox Co.	2,100	135
Colgate-Palmolive Co.	6,669	435
Kimberly-Clark Corp.	5,706	388
Lauder Estee Cos Inc	1,500	61
Procter & Gamble Co. (c)	41,116	2,643

		3,852

Insurance 4.8%

ACE Ltd.	3,900	236
AFLAC, Inc.	6,610	304
Ambac Financial Group, Inc.	1,392	124
American International Group, Inc.	33,437	2,396
AON Corp. (b)	4,550	161
Cincinnati Financial Corp.	2,335	106
Genworth Financial, Inc., Class A	5,000	171
Lincoln National Corp.	3,662	243
Loews Corp.	5,640	234
Marsh & McLennan Cos., Inc.	7,000	215
MBIA, Inc.	1,750	128
MetLife, Inc.	9,806	579
Principal Financial Group, Inc.	3,563	209
Prudential Financial, Inc. (b)	6,470	555
SAFECO Corp.	1,600	100
The Allstate Corp.	8,440	549
The Chubb Corp.	5,160	273
The Hartford Financial Services Group, Inc.	3,930	367
The Progressive Corp.	10,199	247
The St. Paul Travelers Cos., Inc.	8,999	483
Torchmark Corp.	1,500	96
UnumProvident Corp.	4,276	89
XL Capital Ltd., Class A	1,900	137

		8,002

Materials 3.0%

Air Products & Chemicals, Inc.	3,000	211
Alcoa, Inc.	11,072	332
Allegheny Technologies, Inc.	1,270	115
Ashland, Inc.	900	62
Ball Corp.	1,200	52
Bemis Co.	1,400	47
E.I. du Pont de Nemours & Co.	12,113	590
Eastman Chemical Co.	1,000	59
Ecolab, Inc.	2,604	118
Freeport-McMoRan Copper & Gold, Inc., Class B	2,400	134
Hercules, Inc. *	700	13
International Flavors & Fragrances, Inc. (b)	1,000	49
International Paper Co.	6,498	222
MeadWestvaco Corp.	2,549	77
Monsanto Co.	7,050	370
Newmont Mining Corp.	5,446	246

See financial notes 9

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Nucor Corp.	4,000	219
Pactiv Corp. *	1,800	64
Phelps Dodge Corp.	2,690	322
PPG Industries, Inc.	2,300	148
Praxair, Inc.	4,165	247
Rohm & Haas Co.	2,105	108
Sealed Air Corp.	1,214	79
Sigma-Aldrich Corp.	641	50
Temple-Inland, Inc.	1,600	74
The Dow Chemical Co.	12,304	491
United States Steel Corp.	1,500	110
Vulcan Materials Co.	1,300	117
Weyerhaeuser Co.	3,300	233

		4,959

Media 3.7%

CBS Corp., Class B	9,880	308
Clear Channel Communications, Inc.	5,956	212
Comcast Corp., Class A *	27,182	1,151
Dow Jones & Co., Inc. (b)	600	23
Gannett Co., Inc.	2,960	179
Meredith Corp.	300	17
News Corp., Class A	30,573	657
Omnicom Group, Inc.	2,300	240
The DIRECTV Group, Inc. *	9,900	247
The E.W. Scripps Co., Class A	1,000	50
The Interpublic Group of Cos., Inc. (b) *	4,997	61
The McGraw-Hill Cos., Inc.	4,750	323
The New York Times Co., Class A (b)	1,700	41
The Walt Disney Co.	27,399	939
Time Warner, Inc.	52,322	1,140
Tribune Co.	2,817	87
Univision Communications, Inc., Class A *	3,025	107
Viacom, Inc., Class B *	9,080	372

		6,154

Pharmaceuticals & Biotechnology 7.9%

Abbott Laboratories	19,635	956
Allergan, Inc.	1,880	225
Amgen, Inc. *	15,154	1,035
Applera Corp.-Applied Biosystems Group	2,800	103
Barr Pharmaceuticals, Inc. *	1,400	70
Biogen Idec, Inc. *	4,700	231
Bristol-Myers Squibb Co.	25,640	675
Celgene Corp. *	4,700	270
Eli Lilly & Co.	12,920	673
Forest Laboratories, Inc. *	3,720	188
Genzyme Corp. *	3,500	215
Gilead Sciences, Inc. *	5,854	380
Johnson & Johnson	37,897	2,502
King Pharmaceuticals, Inc. *	3,466	55
MedImmune, Inc. *	3,200	104
Merck & Co., Inc.	28,299	1,234
Millipore Corp. *	500	33
Mylan Laboratories, Inc.	2,691	54
PerkinElmer, Inc.	1,700	38
Pfizer, Inc. (c)	94,268	2,442
Schering-Plough Corp.	19,190	454
Thermo Fisher Scientific, Inc. (b) *	4,590	208
Waters Corp. *	1,400	69
Watson Pharmaceuticals, Inc. *	1,500	39
Wyeth	17,470	890

		13,143

Real Estate 1.2%

Apartment Investment & Management Co., Class A	1,300	73
Archstone-Smith Trust	2,700	157
Boston Properties, Inc.	1,216	136
CB Richard Ellis Group, Inc., Class A *	2,300	76
Equity Office Properties Trust (b)	4,999	241
Equity Residential	3,999	203
Kimco Realty Corp.	2,710	122
Plum Creek Timber Co., Inc.	2,560	102
ProLogis	2,600	158
Public Storage, Inc.	1,500	146
Realogy Corp. *	3,225	98
Simon Property Group, Inc.	2,800	284
Vornado Realty Trust	1,600	194

		1,990

Retailing 3.6%

Amazon.com, Inc. (b) *	3,900	154
AutoNation, Inc. (b) *	1,900	40
AutoZone, Inc. (b) *	500	58
Bed, Bath & Beyond, Inc. *	3,016	115
Best Buy Co., Inc.	5,075	250
Big Lots, Inc. *	1,400	32
Circuit City Stores, Inc.	2,054	39
Dillard’s, Inc., Class A	600	21
Dollar General Corp.	3,863	62
eBay, Inc. (b) *	15,287	460
Family Dollar Stores, Inc.	2,000	59
Federated Department Stores, Inc.	6,822	260
Genuine Parts Co.	2,500	119
Home Depot, Inc.	26,349	1,058
IAC/InterActiveCorp. *	2,800	104
J.C. Penney Co., Inc.	3,100	240
Kohl’s Corp. *	4,410	302
Limited Brands, Inc.	3,908	113
Lowe’s Cos., Inc.	19,759	615
Nordstrom, Inc.	2,850	141
Office Depot, Inc. *	4,100	156
OfficeMax, Inc.	900	45
RadioShack Corp. (b)	259	4
Sears Holdings Corp. *	1,175	197
Staples, Inc.	9,850	263
Target Corp.	11,170	637
The Gap, Inc. (b)	7,076	138
The Sherwin-Williams Co.	1,133	72
The TJX Cos., Inc.	6,310	180
Tiffany & Co.	1,126	44

		5,978

10 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 2.4%

Advanced Micro Devices, Inc. (b) *	5,530	113
Altera Corp. *	4,880	96
Analog Devices, Inc.	4,730	156
Applied Materials, Inc. (c)	19,669	363
Broadcom Corp., Class A *	6,165	199
Intel Corp.	74,370	1,506
KLA-Tencor Corp.	2,700	134
Linear Technology Corp.	4,000	121
LSI Logic Corp. (b) *	5,410	49
Maxim Integrated Products, Inc.	3,900	119
Micron Technology, Inc. *	8,800	123
National Semiconductor Corp.	4,400	100
Novellus Systems, Inc. *	1,900	65
NVIDIA Corp. *	4,800	178
PMC—Sierra, Inc. (b) *	1,590	11
Teradyne, Inc. (b) *	2,100	31
Texas Instruments, Inc.	20,039	577
Xilinx, Inc.	4,400	105

		4,046

Software & Services 5.4%

Adobe Systems, Inc. *	7,900	325
Affiliated Computer Services, Inc., Class A *	1,391	68
Autodesk, Inc. *	3,320	134
Automatic Data Processing, Inc.	7,173	353
BMC Software, Inc. *	3,200	103
CA, Inc.	6,044	137
Citrix Systems, Inc. *	2,360	64
Cognizant Technology Solutions Corp., Class A *	1,800	139
Computer Sciences Corp. *	2,400	128
Compuware Corp. *	5,150	43
Convergys Corp. *	1,354	32
Electronic Arts, Inc. *	4,058	204
Electronic Data Systems Corp.	7,220	199
Fidelity National Information Services, Inc.	2,000	80
First Data Corp.	9,959	254
Fiserv, Inc. *	2,260	119
Google, Inc., Class A *	2,777	1,279
Intuit, Inc. *	4,396	134
Microsoft Corp. (c)	111,567	3,331
Novell, Inc. *	5,200	32
Oracle Corp. *	51,719	887
Parametric Technology Corp. *	1,484	27
Paychex, Inc.	4,450	176
Sabre Holdings Corp., Class A	1,883	60
Symantec Corp. (b) *	12,141	253
Unisys Corp. *	4,700	37
VeriSign, Inc. *	2,025	49
Yahoo! Inc. *	15,899	406

		9,053

Technology Hardware & Equipment 6.8%

ADC Telecommunications, Inc. *	971	14
Agilent Technologies, Inc. *	5,867	204
Apple Computer, Inc. *	11,000	933
Avaya, Inc. *	5,632	79
Ciena Corp. *	957	27
Cisco Systems, Inc. *	78,537	2,146
Comverse Technology, Inc. *	2,700	57
Corning, Inc. *	19,950	373
Dell, Inc. *	28,872	724
EMC Corp. *	30,822	407
Hewlett-Packard Co.	35,612	1,467
International Business Machines Corp.	19,785	1,922
Jabil Circuit, Inc.	2,127	52
JDS Uniphase Corp. (b) *	2,519	42
Juniper Networks, Inc. *	6,800	129
Lexmark International, Inc., Class A (b) *	1,300	95
Molex, Inc.	1,800	57
Motorola, Inc.	32,435	667
NCR Corp. *	2,400	103
Network Appliance, Inc. *	4,600	181
QLogic Corp. *	2,590	57
QUALCOMM, Inc.	21,490	812
SanDisk Corp. *	2,900	125
Sanmina—SCI Corp. *	7,400	26
Solectron Corp. *	13,490	43
Sun Microsystems *	45,799	248
Symbol Technologies, Inc.	2,212	33
Tektronix, Inc.	1,100	32
Tellabs, Inc. *	6,230	64
Xerox Corp. (b) *	12,190	207

		11,326

Telecommunication Services 3.5%

ALLTEL Corp.	5,160	312
AT&T Corp.	50,210	1,795
BellSouth Corp.	23,530	1,108
CenturyTel, Inc.	1,490	65
Citizens Communications Co.	4,718	68
Embarq Corp.	1,997	105
Qwest Communications International, Inc. *	21,216	178
Sprint Nextel Corp.	38,838	734
Verizon Communications, Inc.	37,603	1,400
Windstream Corp. *	5,335	76

		5,841

Transportation 1.7%

Burlington Northern Santa Fe Corp.	4,730	349
CSX Corp.	6,020	207
FedEx Corp.	3,920	426
Norfolk Southern Corp.	5,600	282
Ryder System, Inc.	600	31
Southwest Airlines Co.	7,885	121
Union Pacific Corp.	3,570	328
United Parcel Service, Inc., Class B	13,914	1,043

		2,787

Utilities 3.4%

Allegheny Energy, Inc. *	2,241	103
Ameren Corp.	2,500	134

See financial notes 11

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

American Electric Power Co., Inc.	5,170	220
CenterPoint Energy, Inc. (b)	3,650	61
CMS Energy Corp. (b) *	2,960	49
Consolidated Edison, Inc.	3,100	149
Constellation Energy Group, Inc.	2,500	172
Dominion Resources, Inc. (b)	4,380	367
DTE Energy Co.	2,200	107
Duke Energy Corp.	15,562	517
Dynegy, Inc., Class A *	4,200	30
Edison International	4,200	191
Entergy Corp.	2,377	219
Exelon Corp.	8,690	538
FirstEnergy Corp.	4,288	259
FPL Group, Inc.	5,400	294
KeySpan Corp.	2,300	95
Nicor, Inc.	510	24
NiSource, Inc.	3,246	78
Peoples Energy Corp.	300	13
PG&E Corp.	4,800	227
Pinnacle West Capital Corp.	1,200	61
PPL Corp.	4,960	178
Progress Energy, Inc.	2,730	134
Public Service Enterprise Group, Inc.	3,300	219
Questar Corp.	1,100	91
Sempra Energy	3,141	176
TECO Energy, Inc.	2,840	49
The AES Corp. *	8,799	194
The Southern Co.	9,509	351
TXU Corp.	5,954	323
Xcel Energy, Inc. (b)	3,809	88

		5,711

Total Common Stock (Cost $110,204)		164,724

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.9% of net assets

Wells Fargo, Grand Cayman Time Deposit 4.70%, 01/02/07	1,479	1,479

Total Short-Term Investment (Cost $1,479)		1,479

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 0.0% of net assets

U.S. Treasury Bill 4.94%, 03/15/07 (c)	69	68

Total U.S. Government Security (Cost $68)		68

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 3.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	5,020,987	5,021
End of collateral invested for securities on loan.

At 12/31/06 the tax basis cost of the fund’s investments was $112,636 and the unrealized appreciation and depreciation was $60,880 and ($7,245), respectively, with a net unrealized appreciation of $53,635.

In addition to the above, the fund held the following at 12/31/06. All numbers x 1,000 except number of contracts.

	Number	Contract	Unrealized
	of Contracts	Value	Gains

Futures Contract

S & P Mini 500 Index, Long expires 03/16/07	20	1,428	2

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

12 See financial notes

Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $4,865 (cost $111,751)		$166,271
Collateral invested for securities on loan		5,021
Cash		1
Receivables:
Fund shares sold		369
Dividends		223
Interest		1
Prepaid expenses	+	1

Total assets		171,887

Liabilities
Collateral invested for securities on loan		5,021
Payables:
Investment adviser and administrator fees		2
Fund shares redeemed		213
Due to brokers for futures		5
Accrued expenses	+	54

Total liabilities		5,295

Net Assets
Total assets		171,887
Total liabilities	−	5,295

Net assets		$166,592
Net Assets by Source
Capital received from investors		125,435
Net investment income not yet distributed		2,591
Net realized capital losses		(15,956)
Net unrealized capital gains		54,522

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$166,592		8,088		$20.60

See financial notes 13

Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$3,021
Interest		22
Securities on loan	+	6

Total Investment Income		3,049

Net Realized Gains and Losses
Net realized losses on investments		(1,385)
Net realized gains on futures contracts	+	37

Net realized gains		(1,348)

Net Unrealized Gains and Losses
Net unrealized gains on investments		21,506
Net unrealized gains on futures contracts	+	12

Net unrealized gains		21,518

Expenses
Investment adviser and administrator fees		313
Portfolio accounting fees		43
Shareholder reports		38
Professional fees		28
Trustees’ fees		28
Custodian fees		21
Overdraft expense		3
Other expenses	+	10

Total expenses		484
Expense reduction by adviser and Schwab	—	47

Net expenses		437

Increase in Net Assets from Operations
Total investment income		3,049
Net expenses	—	437

Net investment income		2,612
Net realized losses		(1,348)
Net unrealized gains	+	21,518

Increase in net assets from operations		$22,782

14 See financial notes

Schwab S&P 500 Index Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$2,612	$2,490
Net realized losses		(1,348)	(3,306)
Net unrealized gains	+	21,518	7,901

Increase in net assets from operations		22,782	7,085

Distributions Paid
Dividends from net investment income		$2,495	$2,644

Transactions in Fund Shares

	1/1/06-12/31/06		1/1/05-12/31/05
	SHARES	VALUE	SHARES	VALUE
Shares sold	994	$19,207	1,528	$26,939
Shares reinvested	120	2,495	144	2,644
Shares redeemed	(1,727)	(32,783)	(2,193)	(38,629)

Net transactions in fund shares	(613)	($11,081)	(521)	($9,046)

Shares Outstanding and Net Assets

		1/1/06-12/31/06		1/1/05-12/31/05
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,701	$157,386	9,222	$161,991
Total increase or decrease	+	(613)	9,206	(521)	(4,605)

End of period		8,088	$166,592	8,701	$157,386

Net investment income not yet distributed			$2,591		$2,495

See financial notes 15

Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Funds:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

16

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions who pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Not withstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates. The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s separate accounts each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

 17

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Indemnification:

Under the fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.20%
Over $500 million	0.17%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2007.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the

18

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):

oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000.)

For the fiscal year ended December 31, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

5,224	15,082

5.	Borrowing:
(All dollar amounts are x 1,000.)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

Amount
Outstanding	Average	Weighted
at 12/31/06	Borrowing*	Average
($ x 1000)	($ x 1000)	Interest Rate*(%)

—	329	5.33

*  Based on the number of days for which the borrowing is outstanding.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000.)

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,585
Undistributed long-term capital gains	—
Unrealized appreciation on investments	60,880
Unrealized depreciation on investments	7,245
Other net unrealized appreciation/(depreciation)	—
Net unrealized appreciation/(depreciation)	53,635

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

 19

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

6.	Federal Income Taxes (continued):

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the fund had capital loss carry forwards expiring in:

Expires

2008	$664
2009	1,821
2010	7,810
2011	38
2012	359
2013	2,129
2014	881

Total	$13,702

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had aggregate deferred realized capital losses of $1,362.

The tax-basis components of distributions during the current and prior fiscal years were:

	Current period distributions	Prior period distributions

Ordinary income	$2,495	$2,644
Long-term capital gains	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, the funds made the following reclassifications:

Capital received from investors	—
Undistributed net investment income	(21)
Net realized capital gains and losses	21

Other Federal Income Tax (Unaudited):
(All dollar amounts are x 1,000.)

For corporate shareholders, 100% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2006, qualify for the corporate dividends received deduction.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

 21

Trustees and Officers

The tables below gives information about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

 22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

25

Large-Cap Blend
Schwab MarketTrackGrowth Portfolio IItm
Balanced Annual report for the year ended December 31, 2006

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

The Investment Environment

Larry Mano, (right) vice president and senior portfolio manager is responsible for the overall management of the portfolio.

Tom Brown, (left) associate portfolio manager is a day-to-day manager of the equity portions of the portfolio.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.79%	S&P 500® Index: measures U.S. large-cap stocks

18.37%	Russell 2000® Index: measures U.S. small-cap stocks

26.34%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.33%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

4.80%	Three-Month U.S. Treasury Bills (T-Bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Schwab MarketTrack Growth Portfolio II 1

The Investment Environment continued

Matthew Hastings, CFA, vice president and senior portfolio manager, has day-to-day co-management responsibility for the bond and cash portions
of the portfolio.

Andrew Tikofsky, PhD, director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

Steven Hung, director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio IItm

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes. Accordingly, its returns over a given period will reflect a blend of the returns of those asset classes, and will depend on their relative weightings within the portfolio. By spreading its exposure over various asset classes, The Schwab MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk over various market cycles.

The portfolio was up 15.02% for the year, compared to a 15.56% return for its benchmark, the Growth Composite Index. The portfolio has an 80% target stock allocation that is divided amongst large-cap, small-cap, and international stocks. For the one-year report period, the target allocation to international stocks drove returns, as the international sector posted the strongest returns over the period. The fund is designed to allocate 20% to fixed income in order to reduce volatility and risk over the long term. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed positively to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline.

As of 12/31/06:

Statistics

Number of Holdings	510
Weighted Average Market Cap ($ x 1,000,000)	61,612
Price/Earnings Ratio (P/E)	19.95
Price/Book Ratio (P/B)	2.61
Portfolio Turnover Rate	33

Asset Class Weightings % of Investments

Large-Cap Stocks	38.4%
International Stocks	19.9%
Small-Cap Stocks	19.4%
Bonds	14.4%
Short-Term Investments	7.9%
Total	100.0%

Top Holdings % of Net Assets[1]

Schwab Institutional Select S&P 500 Fund	25.3%
Schwab International Index Fund, Select Shares	19.9%
Schwab Small-Cap Index Fund, Select Shares	19.5%
Schwab Total Bond Market Fund	14.4%
Schwab Value Advantage Money Fund, Select Shares	3.8%
Exxon Mobil Corp.	0.5%
General Electric Co.	0.4%
Citigroup, Inc.	0.3%
Microsoft Corp.	0.3%
Bank of America Corp.	0.3%
Total	84.7%

Portfolio holdings may have changed since the report date.

1This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

Schwab MarketTrack Growth Portfolio II

Performance Summary as of 12/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio II (11/1/96)	15.02%	7.82%	7.91%
Benchmark: Growth Composite Index	15.56%	8.61%	8.14%
Fund Category: Morningstar Large-Cap Blend	12.79%	4.70%	6.14%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.

2Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses.

3Source for category information: Morningstar, Inc.

4Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 12/31/06, which may have changed since then, and is not a precise indication of risk or performance−past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06–12/31/06

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000	$1,101.90	$2.65
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolio invests.

2Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio IItm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	15.53	14.87	13.49	10.75	12.99

Income from investment operations:
Net investment income	0.33	0.24	0.21	0.16	0.17
Net realized and unrealized gains or losses	2.00	0.62	1.35	2.74	(2.17)

Total income or loss from investment operations	2.33	0.86	1.56	2.90	(2.00)
Less distributions:
Dividends from net investment income	(0.22)	(0.20)	(0.18)	(0.16)	(0.20)
Distributions from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.22)	(0.20)	(0.18)	(0.16)	(0.24)

Net asset value at end of period	17.64	15.53	14.87	13.49	10.75

Total return (%)	15.02	5.77	11.58	26.97	(15.44)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.48	0.50	0.50	0.50
Gross operating expenses[1]	0.70	0.68	0.69	0.87	1.00
Net investment income	2.28	1.66	1.52	1.70	1.59
Portfolio turnover rate	33	5	8	10	30
Net assets, end of period ($ x 1,000,000)	46	37	34	30	20

[1]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

6 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

13.1%	Common Stock	3,010	6,082
82.9%	Other Investment Companies	32,340	38,480
3.9%	Short-Term Investments	1,843	1,843
0.1%	U.S. Government Security	45	45

100.0%	Total Investments	37,238	46,450
0.0%	Other Assets and Liabilities		(16)

100.0%	Net Assets		46,434

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 13.1% of net assets

Automobiles & Components 0.1%

Ford Motor Co.	887	6
General Motors Corp.	271	8
Harley-Davidson, Inc.	132	9
Johnson Controls, Inc.	95	8
The Goodyear Tire & Rubber Co. *	88	2

		33

Banks 1.0%

Bank of America Corp.	2,198	117
BB&T Corp.	254	11
Comerica, Inc.	78	5
Commerce Bancorp, Inc.	101	4
Compass Bancshares, Inc.	59	4
Countrywide Financial Corp.	286	12
Fannie Mae	458	27
Fifth Third Bancorp	263	11
First Horizon National Corp.	60	2
Freddie Mac	327	22
Huntington Bancshares, Inc.	119	3
KeyCorp	192	7
M&T Bank Corp.	37	5
Marshall & Ilsley Corp.	107	5
MGIC Investment Corp.	42	3
National City Corp.	261	9
PNC Financial Services Group, Inc.	139	10
Regions Financial Corp.	345	13
Sovereign Bancorp, Inc.	177	4
SunTrust Banks, Inc.	176	15
Synovus Financial Corp.	150	5
U.S. Bancorp	853	31
Wachovia Corp.	896	51
Washington Mutual, Inc.	470	21
Wells Fargo & Co.	1,585	56
Zions Bancorp	50	4

		457

Capital Goods 1.1%

3M Co.	358	28
American Power Conversion Corp.	72	2
American Standard Cos., Inc.	86	4
Caterpillar, Inc.	318	19
Cooper Industries Ltd., Class A	44	4
Cummins, Inc.	22	3
Danaher Corp.	113	8
Deere & Co.	114	11
Dover Corp.	98	5
Eaton Corp.	71	5
Emerson Electric Co.	389	17
Fluor Corp.	42	3
General Dynamics Corp.	190	14
General Electric Co.	4,933	183
Goodrich Corp.	59	3
Honeywell International, Inc.	395	18
Illinois Tool Works, Inc.	197	9
Ingersoll-Rand Co., Ltd., Class A	155	6
ITT Corp.	89	5
L-3 Communications Holdings, Inc.	58	5
Lockheed Martin Corp.	170	16
Masco Corp.	197	6
Navistar International Corp. *	30	1
Northrop Grumman Corp.	166	11
PACCAR, Inc.	122	8
Pall Corp.	60	2
Parker Hannifin Corp.	56	4
Raytheon Co.	213	11
Rockwell Automation, Inc.	83	5
Rockwell Collins, Inc.	82	5
Textron, Inc.	62	6
The Boeing Co.	379	34
Tyco International Ltd.	954	29
United Technologies Corp.	481	30
W.W. Grainger, Inc.	37	3

		523

Commercial Services & Supplies 0.1%

Allied Waste Industries, Inc. *	117	1
Avery Dennison Corp.	55	4
Cintas Corp.	68	3
Equifax, Inc.	64	2
H&R Block, Inc.	158	3
Monster Worldwide, Inc. *	62	3
Pitney Bowes, Inc.	110	5
R.R. Donnelley & Sons Co.	105	4
Robert Half International, Inc.	84	3
Waste Management, Inc.	263	10

		38

See financial notes 7

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Consumer Durables & Apparel 0.2%

Brunswick Corp.	46	2
Centex Corp.	60	3
Coach, Inc. *	182	8
D.R. Horton, Inc.	129	3
Eastman Kodak Co.	136	4
Fortune Brands, Inc.	71	6
Harman International Industries, Inc.	32	3
Hasbro, Inc.	86	2
Jones Apparel Group, Inc.	56	2
KB Home	38	2
Leggett & Platt, Inc.	88	2
Lennar Corp., Class A	65	3
Liz Claiborne, Inc.	51	2
Mattel, Inc.	184	4
Newell Rubbermaid Inc.	130	4
Nike, Inc., Class B	90	9
Pulte Homes, Inc.	103	3
Snap-On, Inc.	27	1
The Black & Decker Corp.	37	3
The Stanley Works	36	2
VF Corp.	43	4
Whirlpool Corp.	37	3

		75

Consumer Services 0.2%

Apollo Group, Inc., Class A *	68	3
Carnival Corp.	207	10
Darden Restaurants, Inc.	64	3
Harrah’s Entertainment, Inc.	89	7
Hilton Hotels Corp.	157	5
International Game Technology	161	7
Marriott International, Inc., Class A	153	7
McDonald’s Corp.	596	26
Starbucks Corp. *	363	13
Starwood Hotels & Resorts Worldwide, Inc.	104	7
Wendy’s International, Inc.	56	2
Western Union Co.	364	8
Wyndham Worldwide Corp. *	96	3
YUM! Brands, Inc.	131	8

		109

Diversified Financials 1.1%

American Express Co.	586	36
Ameriprise Financial, Inc.	119	6
Capital One Financial Corp.	143	11
Chicago Mercantile Exchange Holdings, Inc., Class A	15	8
CIT Group, Inc.	96	5
Citigroup, Inc.	2,362	132
E*TRADE Financial Corp. *	198	4
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	8
Janus Capital Group, Inc.	103	2
JPMorgan Chase & Co.	1,650	80
Legg Mason, Inc.	59	6
Lehman Brothers Holdings, Inc.	351	27
Mellon Financial Corp.	198	8
Merrill Lynch & Co., Inc.	435	40
Moody’s Corp.	117	8
Morgan Stanley	509	41
Northern Trust Corp.	88	5
SLM Corp.	198	10
State Street Corp.	158	11
T. Rowe Price Group, Inc.	127	6
The Bank of New York Co., Inc.	365	14
The Bear Stearns Cos., Inc.	56	9
The Charles Schwab Corp. (a)	489	10
The Goldman Sachs Group, Inc.	207	41

		529

Energy 1.3%

Anadarko Petroleum Corp.	221	10
Apache Corp.	157	10
Baker Hughes, Inc.	162	12
BJ Services Co.	155	5
Chesapeake Energy Corp.	177	5
ChevronTexaco Corp.	1,054	77
ConocoPhillips	781	56
CONSOL Energy, Inc.	100	3
Devon Energy Corp.	211	14
El Paso Corp.	312	5
EOG Resources, Inc.	115	7
Exxon Mobil Corp.	2,890	221
Halliburton Co.	489	15
Hess Corp.	111	6
Kinder Morgan, Inc.	49	5
Marathon Oil Corp.	174	16
Murphy Oil Corp.	79	4
Nabors Industries Ltd. *	150	5
National-Oilwell Varco, Inc. *	82	5
Noble Corp.	64	5
Occidental Petroleum Corp.	407	20
Peabody Energy Corp.	100	4
Rowan Cos., Inc.	52	2
Schlumberger Ltd.	560	35
Smith International, Inc.	100	4
Sunoco, Inc.	64	4
Transocean, Inc. *	155	13
Valero Energy Corp.	295	15
Weatherford International Ltd. *	167	7
Williams Cos., Inc.	283	7
XTO Energy, Inc.	172	8

		605

Food & Staples Retailing 0.3%

Costco Wholesale Corp.	225	12
CVS Corp.	388	12
Safeway, Inc.	214	7
Supervalu, Inc.	98	3
Sysco Corp.	296	11
The Kroger Co.	346	8
Wal-Mart Stores, Inc.	1,185	55
Walgreen Co.	481	22
Whole Foods Market, Inc.	68	3

		133

8 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.6%

Altria Group, Inc.	988	85
Anheuser-Busch Cos., Inc.	368	18
Archer-Daniels-Midland Co.	310	10
Brown-Forman Corp., Class B	40	3
Campbell Soup Co.	89	3
Coca-Cola Enterprises, Inc.	145	3
ConAgra Foods, Inc.	246	7
Constellation Brands, Inc., Class A *	95	3
Dean Foods Co. *	66	3
General Mills, Inc.	169	10
H.J. Heinz Co.	159	7
Kellogg Co.	119	6
McCormick & Co., Inc.	64	2
Molson Coors Brewing Co., Class B	25	2
PepsiCo, Inc.	784	49
Reynolds American, Inc.	81	5
Sara Lee Corp.	360	6
The Coca-Cola Co.	975	47
The Hershey Co.	85	4
The Pepsi Bottling Group, Inc.	63	2
Tyson Foods, Inc., Class A	100	2
UST, Inc.	79	4
Wm. Wrigley Jr. Co.	106	5

		286

Health Care Equipment & Services 0.6%

Aetna, Inc.	269	12
AmerisourceBergen Corp.	99	4
Bausch & Lomb, Inc.	26	1
Baxter International, Inc.	307	14
Becton Dickinson & Co.	119	8
Biomet, Inc.	119	5
Boston Scientific Corp. *	546	9
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	200	13
Caremark Rx, Inc.	213	12
CIGNA Corp.	58	8
Coventry Health Care, Inc. *	75	4
Express Scripts, Inc. *	70	5
Health Management Associates, Inc., Class A	115	2
Hospira, Inc. *	77	3
Humana Inc. *	79	4
IMS Health, Inc.	96	3
Laboratory Corp. of America Holdings *	60	4
Manor Care, Inc.	38	2
McKesson Corp.	145	7
Medco Health Solutions, Inc. *	146	8
Medtronic, Inc.	572	31
Patterson Cos., Inc. *	66	2
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	174	6
Stryker Corp.	140	8
Tenet Healthcare Corp. *	224	2
UnitedHealth Group, Inc.	642	34
WellPoint, Inc. *	313	25
Zimmer Holdings, Inc. *	119	9

		253

Household & Personal Products 0.3%

Alberto-Culver Co.	38	1
Avon Products, Inc.	217	7
Clorox Co.	75	4
Colgate-Palmolive Co.	246	16
Kimberly-Clark Corp.	222	15
Procter & Gamble Co.	1,559	100
The Estee Lauder Cos., Inc., Class A	60	2

		145

Insurance 0.6%

ACE Ltd.	153	9
AFLAC, Inc.	236	11
Ambac Financial Group, Inc.	49	4
American International Group, Inc.	1,229	88
AON Corp.	154	5
Cincinnati Financial Corp.	84	4
Genworth Financial, Inc., Class A	180	6
Lincoln National Corp.	135	9
Loews Corp.	196	8
Marsh & McLennan Cos., Inc.	259	8
MBIA, Inc.	65	5
MetLife, Inc.	359	21
Principal Financial Group, Inc.	133	8
Prudential Financial, Inc.	235	20
SAFECO Corp.	59	4
The Allstate Corp.	306	20
The Chubb Corp.	191	10
The Hartford Financial Services Group, Inc.	145	13
The Progressive Corp.	377	9
The St. Paul Travelers Cos., Inc.	330	18
Torchmark Corp.	50	3
UnumProvident Corp.	143	3
XL Capital Ltd., Class A	84	6

		292

Materials 0.4%

Air Products & Chemicals, Inc.	107	8
Alcoa, Inc.	413	12
Allegheny Technologies, Inc.	40	4
Ashland, Inc.	34	2
Ball Corp.	50	2
Bemis Co.	50	2
E.I. du Pont de Nemours & Co.	436	21
Eastman Chemical Co.	39	2
Ecolab, Inc.	88	4
Freeport-McMoRan Copper & Gold, Inc., Class B	89	5
Hercules, Inc. *	55	1
International Flavors & Fragrances, Inc.	38	2
International Paper Co.	235	8
Louisiana-Pacific Corp.	51	1
MeadWestvaco Corp.	87	3
Monsanto Co.	255	13
Newmont Mining Corp.	212	10
Nucor Corp.	147	8

See financial notes 9

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Pactiv Corp. *	69	2
Phelps Dodge Corp.	98	12
PPG Industries, Inc.	80	5
Praxair, Inc.	153	9
Rohm & Haas Co.	70	4
Sealed Air Corp.	39	3
Sigma-Aldrich Corp.	39	3
Temple-Inland, Inc.	54	2
The Dow Chemical Co.	458	18
United States Steel Corp.	53	4
Vulcan Materials Co.	48	4
Weyerhaeuser Co.	117	8

		182

Media 0.5%

CBS Corp., Class B	397	12
Clear Channel Communications, Inc.	245	9
Comcast Corp., Class A *	1,012	43
Dow Jones & Co., Inc.	29	1
Gannett Co., Inc.	113	7
Idearc, Inc. *	70	2
Meredith Corp.	21	1
News Corp., Class A	1,137	24
Omnicom Group, Inc.	85	9
The E.W. Scripps Co., Class A	42	2
The Interpublic Group of Cos., Inc. *	205	2
The McGraw-Hill Cos., Inc.	174	12
The New York Times Co., Class A	75	2
The Walt Disney Co.	912	31
Time Warner, Inc.	2,133	46
Tribune Co.	124	4
Univision Communications, Inc., Class A *	106	4
Viacom, Inc., Class B *	366	15

		226

Pharmaceuticals & Biotechnology 1.0%

Abbott Laboratories	730	36
Allergan, Inc.	72	8
Amgen, Inc. *	553	38
Applera Corp.-Applied Biosystems Group	88	3
Barr Pharmaceuticals, Inc. *	51	2
Biogen Idec, Inc. *	163	8
Bristol-Myers Squibb Co.	927	24
Eli Lilly & Co.	535	28
Forest Laboratories, Inc. *	156	8
Genzyme Corp. *	123	8
Gilead Sciences, Inc. *	219	14
Johnson & Johnson	1,409	93
King Pharmaceuticals, Inc. *	116	2
MedImmune, Inc. *	121	4
Merck & Co., Inc.	1,035	45
Millipore Corp. *	25	2
Mylan Laboratories, Inc.	105	2
PerkinElmer, Inc.	63	1
Pfizer, Inc. (b)	3,482	90
Schering-Plough Corp.	702	17
Thermo Electron Corp. *	196	9
Waters Corp. *	49	2
Watson Pharmaceuticals, Inc. *	49	1
Wyeth	636	32

		477

Real Estate 0.1%

Apartment Investment & Management Co., Class A	47	3
Archstone-Smith Trust	102	6
Boston Properties, Inc.	44	5
Equity Office Properties Trust	177	8
Equity Residential	140	7
Kimco Realty Corp.	103	4
Plum Creek Timber Co., Inc.	90	3
ProLogis	118	7
Public Storage, Inc.	41	4
Realogy Corp. *	121	4
Simon Property Group, Inc.	88	9
Vornado Realty Trust	58	7

		67

Retailing 0.5%

Amazon.com, Inc. *	147	6
AutoNation, Inc. *	70	2
AutoZone, Inc. *	27	3
Bed, Bath & Beyond, Inc. *	133	5
Best Buy Co., Inc.	193	10
Big Lots, Inc. *	89	2
Circuit City Stores, Inc.	73	1
Dillard’s, Inc., Class A	30	1
Dollar General Corp.	151	3
eBay, Inc. *	546	16
Family Dollar Stores, Inc.	75	2
Federated Department Stores, Inc.	257	10
Genuine Parts Co.	82	4
Home Depot, Inc.	1,006	40
J.C. Penney Co., Inc.	110	9
Kohl’s Corp. *	165	11
Limited Brands, Inc.	166	5
Lowe’s Cos., Inc.	739	23
Nordstrom, Inc.	104	5
Office Depot, Inc. *	140	5
OfficeMax, Inc.	34	2
RadioShack Corp.	11	—
Sally Beauty Holdings, Inc. *	36	—
Sears Holdings Corp. *	48	8
Staples, Inc.	345	9
Target Corp.	418	24
The Gap, Inc.	272	5
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	218	6
Tiffany & Co.	68	3

		223

Semiconductors & Semiconductor Equipment 0.3%

Advanced Micro Devices, Inc. *	229	5
Altera Corp. *	172	3
Analog Devices, Inc.	175	6
Applied Materials, Inc.	751	14
Broadcom Corp., Class A *	209	7
Intel Corp.	2,785	56

10 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

KLA-Tencor Corp.	96	5
Linear Technology Corp.	145	4
LSI Logic Corp. *	187	2
Maxim Integrated Products, Inc.	152	5
Micron Technology, Inc. *	320	4
National Semiconductor Corp.	160	3
Novellus Systems, Inc. *	65	2
NVIDIA Corp. *	162	6
PMC—Sierra, Inc. *	89	1
Teradyne, Inc. *	95	1
Texas Instruments, Inc.	758	22
Verigy Ltd. *	25	—
Xilinx, Inc.	165	4

		150

Software & Services 0.7%

Adobe Systems, Inc. *	284	12
Affiliated Computer Services, Inc., Class A *	55	3
Autodesk, Inc. *	111	4
Automatic Data Processing, Inc.	275	13
BMC Software, Inc. *	102	3
CA, Inc.	216	5
Citrix Systems, Inc. *	85	2
Cognizant Technology Solutions Corp., Class A *	60	5
Computer Sciences Corp. *	90	5
Compuware Corp. *	183	1
Convergys Corp. *	67	2
Electronic Arts, Inc. *	144	7
Electronic Data Systems Corp.	244	7
Fidelity National Information Services, Inc.	70	3
First Data Corp.	363	9
Fiserv, Inc. *	89	5
Google, Inc., Class A *	97	44
Intuit, Inc. *	167	5
Microsoft Corp. (b)	4,205	126
Novell, Inc. *	186	1
Oracle Corp. *	1,785	31
Parametric Technology Corp. *	53	1
Paychex, Inc.	160	6
Sabre Holdings Corp., Class A	63	2
Symantec Corp. *	494	10
Unisys Corp. *	163	1
VeriSign, Inc. *	117	3
Yahoo! Inc. *	599	15

		331

Technology Hardware & Equipment 0.9%

ADC Telecommunications, Inc. *	56	1
Agilent Technologies, Inc. *	203	7
Alcatel-Lucent	413	6
Apple Computer, Inc. *	403	34
Avaya, Inc. *	199	3
Ciena Corp. *	39	1
Cisco Systems, Inc. *	2,911	79
Comverse Technology, Inc. *	96	2
Corning, Inc. *	732	14
Dell, Inc. *	1,114	28
EMC Corp. *	1,125	15
Hewlett-Packard Co.	1,339	55
International Business Machines Corp.	742	72
Jabil Circuit, Inc.	83	2
JDS Uniphase Corp. *	100	2
Juniper Networks, Inc. *	201	4
Lexmark International, Inc., Class A *	52	4
Molex, Inc.	68	2
Motorola, Inc.	1,183	24
NCR Corp. *	87	4
Network Appliance, Inc. *	179	7
QLogic Corp. *	76	2
QUALCOMM, Inc.	784	29
SanDisk Corp. *	88	4
Sanmina—SCI Corp. *	253	1
Solectron Corp. *	434	1
Sun Microsystems, Inc. *	1,638	9
Symbol Technologies, Inc.	121	2
Tektronix, Inc.	39	1
Tellabs, Inc. *	215	2
Xerox Corp. *	441	7

		424

Telecommunication Services 0.5%

ALLTEL Corp.	185	11
AT&T Corp.	1,837	66
BellSouth Corp.	852	40
CenturyTel, Inc.	57	2
Citizens Communications Co.	158	2
Embarq Corp.	72	4
Qwest Communications International, Inc. *	737	6
Sprint Nextel Corp.	1,407	27
Verizon Communications, Inc.	1,386	51
Windstream Corp.	191	3

		212

Transportation 0.2%

Burlington Northern Santa Fe Corp.	178	13
CSX Corp.	208	7
Delta Air Lines, Inc. *	102	—
FedEx Corp.	145	16
Norfolk Southern Corp.	198	10
Ryder System, Inc.	31	1
Southwest Airlines Co.	339	5
Union Pacific Corp.	127	11
United Parcel Service, Inc., Class B	519	39

		102

Utilities 0.5%

Allegheny Energy, Inc. *	78	4
Ameren Corp.	96	5
American Electric Power Co., Inc.	188	8
CenterPoint Energy, Inc.	148	2
CMS Energy Corp. *	105	2
Consolidated Edison, Inc.	118	6
Constellation Energy Group, Inc.	85	6
Dominion Resources, Inc.	165	14
DTE Energy Co.	85	4

See financial notes 11

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Duke Energy Corp.	587	19
Dynegy, Inc., Class A *	144	1
Edison International	156	7
Entergy Corp.	98	9
Exelon Corp.	316	20
FirstEnergy Corp.	158	9
FPL Group, Inc.	191	10
KeySpan Corp.	83	3
Nicor, Inc.	32	2
NiSource, Inc.	131	3
Peoples Energy Corp.	19	1
PG&E Corp.	164	8
Pinnacle West Capital Corp.	47	2
PPL Corp.	180	6
Progress Energy, Inc.	121	6
Public Service Enterprise Group, Inc.	119	8
Sempra Energy	124	7
TECO Energy, Inc.	99	2
The AES Corp. *	312	7
The Southern Co.	351	13
TXU Corp.	219	12
Xcel Energy, Inc.	193	4

		210

Total Common Stock (Cost $3,010)		6,082

Other Investment Companies 82.9% of net assets

Schwab Institutional Select S&P 500 Fund (a)	1,050,649	11,746
Schwab International Index Fund, Select Shares (a)(b)	428,053	9,233
Schwab Small-Cap Index Fund, Select Shares (a)	385,237	9,041
Schwab Total Bond Market Fund (a)	679,330	6,685
Schwab Value Advantage Money Fund, Select Shares (a)	1,774,759	1,775

Total Other Investment Companies (Cost $32,340)		38,480

	Face Amount	Value
Issuer Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.9% of net assets

Bank of America, London Time Deposit 4.70%, 01/02/07	490	490
Citibank, Nassau Time Deposit 4.70%, 01/02/07	1,353	1,353

Total Short-Term Investments (Cost $1,843)		1,843

U.S. Government Security 0.1% of net assets

U.S. Treasury Bill 4.93%, 03/15/07 (b)	45	45

Total U.S. Government Security (Cost $45)		45

End of Investments.

At December 31, 2006, the tax basis cost of the fund’s investments was $37,451 and the unrealized appreciation and depreciation were $9,093 and ($94), respectively, with a net unrealized appreciation of $8,999.

In addition to the above, the fund held the following at December 31, 2006. All numbers are x1,000 except number of futures contracts.

	Number	Contract	Unrealized
	of Contracts	Value	Gains

Futures Contracts

S & P Mini 500 Index Future, Long expires 03/16/07	12	857	2

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.

12 See financial notes

Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $32,340)		$38,480
Investments, in unaffiliated issuers, at value (cost $4,898)		7,970

Total investments, at value (cost $37,238)		46,450
Receivables:
Fund shares sold		23
Dividends		50
Interest	+	1

Total assets		46,524

Liabilities
Payables:
Investments bought		42
Investment adviser and administrator fees		1
Fund shares redeemed		9
Due to brokers for futures		3
Accrued expenses	+	35

Total liabilities		90

Net Assets
Total assets		46,524
Total liabilities	−	90

Net assets		$46,434
Net Assets by Source
Capital received from investors		35,158
Net investment income not yet distributed		1,165
Net realized capital gains		897
Net unrealized capital gains		9,214

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$46,434		2,632		17.64

See financial notes 13

Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$840
Dividends		207
Interest	+	71

Total Investment Income		1,118

Net Realized Gains and Losses
Net realized gains on sales of affiliated issuers		58
Net realized gains received from affiliated underlying funds		1,028
Net realized gains on investments		914
Net realized gains on futures contracts	+	23

Net realized gains		2,023

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		2,487
Net unrealized gains on investments		249
Net unrealized gains on futures contracts	+	2

Net unrealized gains		2,738

Expenses
Investment adviser and administrator fees		177
Professional fees		30
Portfolio accounting fees		23
Shareholder reports		17
Trustees’ fees		16
Custodian fees		12
Overdraft expenses		1
Other expenses	+	6

Total expenses		282
Expense reduction by adviser and Schwab	—	80

Net expenses		202

Increase in Net Assets from Operations
Total investment income		1,118
Net expenses	—	202

Net investment income		916
Net realized gains		2,023
Net unrealized gains	+	2,738

Increase in net assets from operations		$5,677

14 See financial notes

Schwab MarketTrack Growth Portfolio II

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$916	$576
Net realized gains		2,023	156
Net unrealized gains	+	2,738	1,255

Increase in net assets from operations		5,677	1,987

Distributions Paid
Dividends from net investment income		$576	$466

Transactions in Fund Shares

		1/1/06-12/31/06		1/1/05-12/31/05
		SHARES	VALUE	SHARES	VALUE
Shares sold		684	$11,425	339	$5,081
Shares reinvested		32	576	29	466
Shares redeemed	+	(450)	(7,417)	(278)	(4,162)

Net transactions in fund shares		266	$4,584	90	$1,385

Shares Outstanding and Net Assets

		1/1/06-12/31/06		1/1/05-12/31/05
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,366	$36,749	2,276	$33,843
Total increase	+	266	9,685	90	2,906

End of period		2,632	$46,434	2,366	$36,749

Net investment income not yet distributed			$1,165		$576

See financial notes 15

Schwab MarketTrack Growth Portfolio II

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, (the “trust”) a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfoliotm Schwab MarketTrack Growth Portfolio IItm Schwab S&P 500 Index Portfolio

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America in the investment company industry. For more information about the underlying funds operations and policies, please refer to those funds’ semiannual and annual reports.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

16

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date); although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

 17

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Indemnification:

Under the fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a Fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measurement fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2007.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy. Pursuant to an

18

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):

exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2006, the shares owned by the fund as a percentage of the total shares of the underlying funds is:

Schwab Equity Index Funds:
Institutional Select S&P 500 Fund	0.5%
International Index Fund	0.5%
Small-Cap Index Fund	0.5%
Schwab Bond Funds:
Total Bond Market Fund	0.5%
Schwab Money Funds:
Value Advantage Money Fund	0.0%	*

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended December 31, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases	Sales/Maturities

$17,442	$12,750

5.	Borrowing:
(All dollar amounts are x 1,000)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

Amount
Outstanding	Average	Weighted
at 12/31/06	Borrowing**	Average
($ x 1000)	($ x 1000)	Interest Rate**(%)

—	238	5.33%

*  Less than 0.1%
** Based on the number of days for which the borrowing is outstanding.

 19

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

6.	Federal Income Taxes:

(All dollar amounts are x 1,000)

As of December 31, 2006, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$1,165
Undistributed long-term capital gains	1,112
Unrealized appreciation on investment	9,093
Unrealized depreciation on investment	(94)

Net unrealized appreciation/(depreciation)	8,999

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

As of December 31, 2006, the fund had no capital loss carry forwards available to offset future net capital gains.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had no deferred capital losses.

As of December 31, 2006, the fund utilized capital loss carryforwards in the amount of $595.

The tax-basis components of distributions paid during the current and prior fiscal years were:

Current period distributions
From ordinary income	$576
From long-term capital gains	—
Prior period distributions
From ordinary income	$466
From long-term capital gains	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, the fund made the following reclassifications:

Capital received from investors	$—
Undistributed net investment income	249
Net realized capital gains and losses	(249)

Ot	her Federal Income Tax (Unaudited):
(All dollar amounts are x 1,000)

For corporate shareholders, 90% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2006, qualify for the corporate dividends received deduction.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

 21

Trustees and Officers

The tables below gives information about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Stratex Networks
Board 4—Director, Harris-Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Money Market
Schwab Money Market Portfoliotm
Money Market Annual report for the year ended December 31, 2006

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Investment Environment and the Portfolio

Karen Wiggan, a vice president and senior portfolio manager, is responsible for the overall management of the portfolio.

As the U.S. economy transitioned towards slower growth, the markets remained resilient and ended the one-year period with positive results, aided by higher corporate profitability, falling energy/commodity prices, and stable interest rates. Major equity indexes finished off the year with bullish returns, while Treasury debt prices drifted lower in response to a handful of strong U.S. economic reports towards the end of the period. Several key issues continued to resonate with investors, including Federal Reserve (the Fed) policy, slowing economic growth, inflation concerns, a sluggish real estate market, and fluctuating energy prices.

Though falling existing home sales and lower motor vehicle production did much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote sustainable growth. The unemployment rate fell to a cyclical low of 4.5% in the fourth quarter of 2006, while consumer spending and business investment remained key contributors to GDP growth.

In its December 2006 statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, which remained relatively high, despite recent declines, and a substantial cooling of the housing market. Consistent with the Fed’s report, GDP continued to decline, growing approximately 2% in the fourth quarter of 2006, down significantly relative to prior periods.

Energy prices remained a key issue in the markets over the past year. Unlike 2005, the past year saw a rather mild hurricane season. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant heating inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined roughly 28% since July 2006’s record $78.40 per barrel, yet still remained around the $55-$56 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 also had a significant impact on the housing market. Housing starts and existing home sales continued to decline throughout the period, even though by historical standards, they remained relatively strong. Although housing negatively affected GDP, rebounds in income, consumer spending, and investments helped to offset the impact. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy.

Inflation continued to be of concern to the Fed throughout 2006. Core inflation, which excludes the more volatile food and energy components, decelerated significantly, yet still remained above their comfort zone. In efforts to curb inflationary pressures, the Fed raised short-term interest rates four times during the report period. The August 2006 meeting marked a key point in the year as the Fed elected at that time to leave the target rate unchanged at 5.25%, where it remained as of the end of the report period. This was the first time they had not raised rates since the series of 17 consecutive rate hikes began in June 2004.

The Schwab Money Market Portfolio was positioned for a continued rise in short-term interest rates early in the report period. As expectations for the Fed began to change from increasing rates to a Fed on hold and/or potential easing, the portfolio began to more aggressively extend the weighted average maturity (WAM). By extending the WAM, the portfolio was able hold on to higher yielding securities for a longer period of time. This action benefited the portfolio because we had extended the WAM during a period in which the money market curve was positively sloped. The yield curve flattened during the third quarter as the Fed paused, and inverted in the fourth quarter as sentiment shifted to an expected reduction in rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfolio 1

Performance and Portfolio Facts as of 12/31/06

 Seven-Day Yields1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Seven-Day Yield	4.77%

Seven-Day Effective Yield	4.88%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/annuities.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	37 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings have changed since the report date.

1Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Schwab Money Market Portfolio

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The Fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2006 and held through December 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷$1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/06	at 12/31/06	7/1/06-12/31/06

Schwab Money Market Portfolio
Actual Return	0.46%	$1,000	$1,024.50	$2.30
Hypothetical 5% Return	0.46%	$1,000	$1,022.94	$2.29

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Money Market Portfolio 3

Schwab Money Market Portfoliotm

Financial Statements

Financial Highlights

	1/1/06–	1/1/05–	1/1/04–	1/1/03–	1/1/02–
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.61	2.75	0.90	0.74	1.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	0.47	0.46	0.44	0.48
Gross operating expenses	0.46	0.47	0.46	0.44	0.48
Net investment income	4.55	2.74	0.89	0.75	1.31
Net assets, end of period ($ x 1,000,000)	159	133	116	141	215

4 See financial notes

Schwab Money Market Portfoliotm

Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.1%	Federal Agency Securities	149,311	149,311
5.5%	Other Investments	8,718	8,718

99.6%	Total Investments	158,029	158,029
0.4%	Other Assets and Liabilities		651

100.0%	Net Assets		158,680

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 94.1% of net assets

Fixed-Rate Discount Notes 94.1%

Fannie Mae
5.19%, 01/03/07	1,000	1,000
5.25%, 01/03/07	2,035	2,034
5.29%, 01/03/07	2,000	1,999
5.36%, 01/03/07	1,000	1,000
5.20%, 01/10/07	2,667	2,664
5.20%, 01/10/07	1,500	1,498
5.27%, 01/10/07	1,000	999
5.20%, 01/17/07	2,258	2,253
5.17%, 01/19/07	1,190	1,187
5.21%, 01/19/07	1,370	1,366
5.21%, 01/24/07	1,338	1,334
5.14%, 01/26/07	1,000	996
5.17%, 02/14/07	1,431	1,422
5.19%, 02/21/07	1,367	1,357
5.17%, 02/23/07	2,541	2,522
5.23%, 02/23/07	2,050	2,034
5.21%, 03/01/07	1,200	1,190
5.21%, 03/14/07	4,000	3,959
5.17%, 03/23/07	1,540	1,522
5.20%, 03/28/07	1,000	988
5.21%, 04/25/07	1,937	1,906
Federal Farm Credit Bank
5.14%, 01/02/07	2,640	2,640
5.30%, 01/03/07	1,000	1,000
5.21%, 01/11/07	1,347	1,345
5.18%, 01/16/07	1,869	1,865
5.17%, 01/18/07	3,050	3,043
5.17%, 01/29/07	1,851	1,844
5.19%, 01/29/07	1,938	1,930
5.20%, 02/05/07	2,000	1,990
5.21%, 02/06/07	1,000	995
5.19%, 02/15/07	1,000	994
5.20%, 02/15/07	1,000	993
5.19%, 03/14/07	5,000	4,949
5.19%, 03/14/07	1,400	1,386
5.21%, 05/25/07	2,000	1,959
Federal Home Loan Bank
5.13%, 01/10/07	2,079	2,076
5.20%, 01/10/07	5,346	5,339
5.21%, 01/10/07	1,251	1,249
5.20%, 01/17/07	1,769	1,765
5.21%, 01/17/07	1,503	1,499
5.21%, 01/17/07	1,912	1,908
5.21%, 01/24/07	1,100	1,096
5.21%, 01/24/07	3,109	3,099
5.20%, 01/31/07	2,375	2,365
5.20%, 02/02/07	2,000	1,991
5.22%, 02/09/07	1,140	1,134
5.17%, 02/14/07	1,625	1,615
5.21%, 02/14/07	1,000	994
5.22%, 02/16/07	2,442	2,426
5.19%, 02/23/07	2,835	2,814
5.21%, 03/02/07	1,000	991
5.22%, 03/15/07	1,667	1,649
5.22%, 03/28/07	2,483	2,452
Freddie Mac
5.25%, 01/02/07	1,264	1,264
5.20%, 01/09/07	1,792	1,790
5.20%, 01/11/07	1,839	1,836
5.18%, 01/16/07	2,505	2,500
5.21%, 01/16/07	1,128	1,126
5.15%, 01/17/07	2,700	2,694
5.20%, 01/18/07	1,000	998
5.20%, 01/19/07	3,000	2,992
5.22%, 01/30/07	1,475	1,469
5.29%, 01/30/07	1,088	1,083
5.21%, 01/31/07	1,400	1,394
5.22%, 02/06/07	1,871	1,861
5.23%, 02/06/07	1,100	1,094
5.21%, 02/13/07	1,000	994
5.19%, 02/16/07	2,437	2,421
5.21%, 02/16/07	1,855	1,843
5.22%, 02/16/07	1,100	1,093
5.24%, 02/16/07	3,875	3,850
5.26%, 02/27/07	1,000	992
5.17%, 03/06/07	3,000	2,973
5.21%, 03/09/07	1,522	1,507
5.20%, 03/27/07	1,281	1,265
5.26%, 04/10/07	1,000	986
Tennessee Valley Authority
5.18%, 01/18/07	9,188	9,166
5.16%, 01/25/07	1,500	1,495

Total Federal Agency Securities (Cost $149,311)		149,311

See financial notes 5

Schwab Money Market Portfolio

Portfolio Holdings continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 5.5% of net assets

Repurchase Agreements 5.5%

Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement dated 12/29/06, due 01/02/07 at 4.90%, fully collateralized by U.S. Treasury Security with a value of $8,894.	8,723	8,718

Total Other Investments (Cost $8,718)		8,718

End of Investments.

At 12/31/06, the tax basis cost of the fund’s investments was $158,029.

6 See financial notes

Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$158,029
Receivables:
Fund shares sold		2,099
Interest	+	8

Total assets		160,136

Liabilities
Payables:
Investment adviser and administrator fees		5
Fund shares redeemed		1,429
Accrued expenses	+	22

Total liabilities		1,456

Net Assets
Total assets		160,136
Total liabilities	−	1,456

Net assets		$158,680
Net Assets by Source
Capital received from investors		158,691
Net realized capital losses		(11)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$158,680		158,727		$1.00

See financial notes 7

Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2006 through December 31, 2006. All numbers x 1,000.

Investment Income
Interest		$7,416

Expenses
Investment adviser and administrator fees		563
Shareholder reports		40
Portfolio accounting fees		35
Trustees’ fees		21
Custodian fees		12
Professional fees		6
Other expenses	+	3

Total expenses		680
Custody credits	−	1

Net expenses		679

Increase in Net Assets from Operations
Total investment income		7,416
Net expenses	−	679

Net investment income		6,737

Increase in net assets from operations		$6,737

8 See financial notes

Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/06-12/31/06	1/1/05-12/31/05
Net investment income		$6,737	$3,417

Increase in net assets from operations		6,737	3,417

Distributions Paid
Dividends from net investment income		$6,737	$3,417

Transactions in Fund Shares*
Shares sold		262,197	150,665
Shares reinvested		6,737	3,417
Shares redeemed	+	(243,300)	(137,096)

Net transactions in fund shares		25,634	16,986

Net Assets
Beginning of period		133,046	116,060
Total increase	+	25,634	16,986

End of period		$158,680	$133,046

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 9

Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfoliotm Schwab MarketTrack Growth Portfolio IItm Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. Government Securities. All collateral is held by the fund’s custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

10

Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to the insurance company separate accounts once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Income Taxes—An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

 11

Schwab Money Market Portfolio

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.38%
Over $1 billion	0.35%
Over $10 billion	0.32%
Over $20 billion	0.30%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2007.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2006, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4. Borrowing:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the line of credit for the fund during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2006, the fund had no undistributed earnings on a tax basis.

12

Schwab Money Market Portfolio

Financial Notes (continued)

5.	Federal Income Taxes (continued):

As of December 31, 2006, the fund had capital loss carry forwards available to offset future net capital gains before the expiration date:

Expire

2007	$9
2008	2

Total	$11

For tax purposes realized capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had no deferred capital losses.

As of December 31, 2006, the fund utilized capital loss carryforwards during the year in the amount of $3.

The tax-basis components of distributions paid during the current period and prior fiscal years were:

	Current period distributions	Prior period distributions

From ordinary income	$6,737	$3,417
From long-term capital gains	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2006, the fund made the following reclassifications:

Capital received from investors	$(3)
Undistributed net investment income	—
Net realized capital gains and losses	$3

 13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2007

14

Trustees and Officers

The tables below gives information about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

 15

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

16

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 17

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

18

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
     Audit Fees

2006: $71,980	2005: $69,211
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:

2006: $4,643	2005: $4,961
     Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:

2006: $6,460	2005: $8,871
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:

2006: $1,316	2005: $1,875

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e) (1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2006: 96,479	2005: $147,884
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.

2006: 4,236,813	2005: $4,029,138
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Evelyn Dilsaver

Evelyn Dilsaver
Chief Executive Officer
Date: February 14, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver

Evelyn Dilsaver
Chief Executive Officer
Date: February 14, 2007

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: February 14, 2007